Accumulated Other Comprehensive Income (Loss) - Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 5,068	$ 4,232	$ 4,320
Ending balance	6,121	5,068	4,232
Other comprehensive income (loss) allocated to noncontrolling interests	(3)	(5)	(3)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(22)	1	(88)
Other comprehensive income (loss), before reclassifications	(111)	(1)	56
Amounts reclassified from other comprehensive income	79	(22)	33
Other comprehensive income (loss)	(32)	(23)	89
Reclassification of certain tax effects	0
Ending balance	(54)	(22)	1
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(473)	(950)	(1,036)
Other comprehensive income (loss), before reclassifications	(68)	473	13
Amounts reclassified from other comprehensive income	(44)	4	73
Other comprehensive income (loss)	(112)	477	86
Reclassification of certain tax effects	(65)
Ending balance	(650)	(473)	(950)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,216)	(899)	(485)
Other comprehensive income (loss), before reclassifications	71	(317)	(414)
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	71	(317)	(414)
Reclassification of certain tax effects	0
Ending balance	(1,145)	(1,216)	(899)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(148)	(118)	(153)
Other comprehensive income (loss), before reclassifications	(5)	(30)	35
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	(5)	(30)	35
Reclassification of certain tax effects	0
Ending balance	(153)	(148)	(118)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,859)	(1,966)	(1,762)
Other comprehensive income (loss), before reclassifications	(113)	125	(310)
Amounts reclassified from other comprehensive income	35	(18)	106
Other comprehensive income (loss)	(78)	107	(204)
Reclassification of certain tax effects	(65)
Ending balance	$ (2,002)	$ (1,859)	$ (1,966)